UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY 10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

312 East 22nd Street, #2B, New York, NY 10010

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Value Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 68.00%

Arrangement of Transportation - 2.85%
62,041	Roadrunner Transportation Systems, Inc. *	$ 1,413,914

Computer Communications Equipment - 2.90%
57,119	Cisco Systems, Inc.	1,437,685

Computer Storage Devices - 3.01%
35,591	Teradata Corp. *	1,491,975

Finance Services - 5.69%
87,124	Blackhawk Network Holdings, Inc. Class-A *	2,822,818

Fire, Marine & Casualty Insurance - 11.11%
21,305	Berkshire Hathaway, Inc. Class-B *	2,943,073
79,360	Greenlight Capital Reinsurance, Ltd. Class-A *	2,572,058
		5,515,131
Gold & Silver Ores - 3.08%
66,349	Goldcorp, Inc.	1,528,017

Leather & Leather Products - 2.66%
63,907	Vera Bradley, Inc. *	1,321,597

Retail-Apparel & Accessory Stores - 2.10%
74,971	Francesca's Holdings Corp. *	1,044,346

Retail-Food Stores - 2.73%
30,524	Vitamin Shoppe, Inc. *	1,354,960

Retail-Radio, TV & Consumer Electronics - 4.33%
21,313	Apple, Inc.	2,147,285

Semiconductors & Related Devices - 2.88%
77,410	Nvidia Corp.	1,428,215

Services-Advertising - 4.65%
141,055	News Corp. *	2,306,249

Services-Business Services, NEC - 2.54%
91,891	RPX Corp. *	1,261,663

Services-Computer Integrated Systems Design - 5.06%
50,106	Quality Systems, Inc.	689,960
41,154	Science Applications International Corp.	1,820,241
		2,510,201
Services-Computer Programming, Data Processing, Etc. - 1.48%
27,221	Mantech International Corp. Class-A	733,606

Services-Educational Services - 2.33%
42,798	American Public Education, Inc. *	1,155,118

Services-Miscellaneous Business - 2.33%
142,980	Performant Financial Corp. *	1,155,278

Services-Prepackaged Software - 6.29%
67,313	Microsoft Corp.	3,120,631

TOTAL FOR COMMON STOCKS (Cost $30,607,478) - 68.00%		33,748,689

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.00% *
Shares Subject
to Put
	Japan 10 Year Bond Future (JBG)
5,000,000	November 2014 Put @ 140.50	456

	Total (Premiums Paid $483) - 0.00%	456

SHORT TERM INVESTMENTS - 32.07%
15,916,910	Fidelity Institutional Money Market Portfolio 0.06% (Cost $15,916,910) **	15,916,910

TOTAL INVESTMENTS (Cost $46,524,871) - 100.07%		49,666,055

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07%)		(34,175)

NET ASSETS - 100.00%		$ 49,631,880

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2014, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $46,524,871 amounted to $3,141,110, which consisted of aggregate gross unrealized appreciation of $4,941,699 and aggregate gross unrealized depreciation of $1,800,589.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$33,748,689	$0	$0	$33,748,689
Options Purchased	456	0	0	456
Cash Equivalents	15,916,910	0	0	15,916,910
Total	$49,666,055	$0	$0	$49,666,055

Baldwin Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 76.11%

Agricultural Chemicals - 0.79%
500	The Scotts Miracle-Gro Co. Class-A	$ 27,500

Cigarettes - 4.80%
2,000	Philip Morris International	166,800

Converted Paper & Paperboard Products (No Containers/Boxes) - 4.64%
1,500	Kimberly Clark Corp.	161,355

Crude Petroleum & Natural Gas - 1.85%
500	PetroChina Co., Ltd.	64,255

Electric Services - 0.38%
300	Huaneng Power International, Inc.	13,098

Farm Machinery & Equipment - 4.48%
1,900	John Deere & Co.	155,781

Finance Services - 4.84%
2,500	GSV Cap Corp. *	25,025
7,000	Oneida Financial Corp.	93,862
2,000	Synchrony Financial *	49,100
		167,987
Fire, Marine & Casualty Insurance - 4.60%
1,700	Travelers Corp.	159,698

Heavy Construction Other Than Building Const-Contractors - 1.92%
1,000	Fluor Corp.	66,790

Laboratory Analytical Instruments - 0.94%
200	Illumina, Inc. *	32,784

Metal Mining - 0.68%
400	BHP Billiton, Ltd.	23,552

Misc. Industrial & Commercial Machinery & Equipment - 4.74%
2,600	Eaton Corp.	164,762

Motor Vehicles & Passenger Car Bodies - 0.92%
1,000	General Motor Co.	31,940

National Commercial Banks - 1.53%
1,500	NBT Bancorp.	33,780
2,000	Valley National Bank	19,380
		53,160
Patent Owners & Lessors - 0.79%
2,000	RPX Corp. *	27,460

Petroleum Refining - 0.83%
800	Suncor Energy, Inc.	28,920

Pharmaceutical Preparations - 5.14%
3,200	Bristol Myers Squibb Co.	163,776
2,000	Mankind Corp. *	11,820
1,000	Synta Pharmceuticals Corp. *	3,010
		178,606
Poultry Slaughtering & Processing - 4.56%
1,800	Sanderson Farms, Inc.	158,310

Retail-Catalog & Mail-Order Houses - 0.93%
100	Amazon.com, Inc. *	32,244

Retail-Drug Stores & Proprietary Stores - 4.61%
2,700	Walgreens Co.	160,029

Retail-Eating Places - 4.91%
1,700	McDonald's Corp.	161,177
800	Potbelly Corp. *	9,328
		170,505
Retail-Grocery Stores - 3.35%
4,000	Sprouts Farmers Market, Inc. *	116,280

Semiconductors & Related Devices - 1.18%
1,000	Cree, Inc. *	40,950

Services-Computer Programming, Data Processing, Etc. - 1.66%
100	Google, Inc. *	57,736

Services-Engineering, Accounting, Research, Management - 4.83%
3,800	Paychex, Inc.	167,960

Services-Prepackaged Software - 1.33%
1,000	3D Systems Corp. *	46,370

Telephone Communication (No Radiotelephone) - 4.87%
4,800	AT&T Corp.	169,152

TOTAL FOR COMMON STOCKS (Cost $2,758,427) - 76.11%		2,643,984

EXCHANGE TRADED FUNDS - 11.41%
12,000	Aberdeen Asia Pacific Fund	70,800
8,000	The Gamco Global Gold, Natural Resources & Income Trust	74,000
4,000	Nuveen Build America	81,560
1,000	SPDR Dow Jones Industrial Average	170,070

TOTAL FOREXCHANGE TRADED FUNDS (Cost $436,092) - 11.41%		396,430

LIMITED PARTNERSHIPS - 1.95%
1,000	TC Pipelines, L.P.	67,710

TOTAL FOR LIMITED PARTNERSHIPS (Cost $63,065) - 1.95%		67,710

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.91% *
Shares Subject
to Put
	AT&T Corp.
4,000	November 2014 Put @ 34.00	1,840

	Best Buy Co., Inc.
3,400	October 2014 Put @ 29.00	272

	Bristol Myers Squibb Co.
2,500	November 2014 Put @ 50.00	3,625

	Deere & Co.
1,600	October 2014 Put @ 85.00	4,800

	Eaton Corp., Plc.
2,200	November 2014 Put @ 62.50	4,400

	Fluor Corp.
500	November 2014 Put @ 65.00	700

	Kimberly-Clark Corp.
1,200	October 2014 Put @ 105.00	540

	McDonald's Corp.
1,300	October 2014 Put @ 92.50	611

	Paychex, Inc.
3,000	November 2014 Put @ 43.00	1,950

	PetroChina Co., Ltd.
400	October 2014 Put @ 140.00	3,920

	Philip Morris International, Inc.
1,600	October 2014 Put @ 85.00	3,520

	Sanderson Farms, Inc.
1,500	November 2014 Put @ 85.00	0

	SPDR Dow Jones Industrial Average
700	October 2014 Put @ 170.00	1,323

	Sprouts Farmers Market, Inc.
3,000	October 2014 Put @ 27.50	600

	The Travelers Companies, Inc.
1,400	October 2014 Put @ 92.50	770

	Walgreen Co.
2,200	November 2014 Put @ 57.50	2,640

	Total (Premiums Paid $34,504) - 0.91%	31,511

SHORT TERM INVESTMENTS - 3.24%
112,425	Fidelity Government Fund Class-I 0.01% (Cost $112,425) **	112,425

TOTAL INVESTMENTS (Cost $3,404,513) - 93.61%		3,252,060

OTHER ASSETS LESS LIABILITIES - 6.39%		221,830

NET ASSETS - 100.00%		$ 3,473,890

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Options Written
September 30, 2014 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	3D Systems Corp.
1,000	October 2014 Call @ 50.00	$ 390

	Amazon.com, Inc.
100	November 2014 Call @ 335.00	1,070

	AT&T Corp.
4,800	October 2014 Call @ 35.50	1,296

	BHP Billiton, Ltd.
400	November 2014 Call @ 65.00	188

	Bristol-Myers Squibb Co.
3,200	October 2014 Call @ 52.00	2,848

	Cree, Inc.
1,000	October 2014 Call @ 45.00	800

	Deere & Co.
1,900	October 2014 Call @ 85.00	456

	Eaton Corp., Plc.
400	November 2014 Call @ 65.00	520

	Eaton Corp., Plc.
2,200	October 2014 Call @ 65.50	2,200

	Fluor Corp.
1,000	October 2014 Call @ 70.00	200

	General Motors Co.
1,000	October 2014 Call @ 34.00	190

	Google, Inc.
100	October 2014 Call @ 580.00	1,665

	GSV Capital Corp.
2,500	December 2014 Call @ 12.50	500

	Huaneng Power International, Inc.
300	November 2014 Call @ 45.00	855

	Illumina, Inc.
200	December 2014 Call @ 175.00	1,840

	Kimberly Clark Corp.
1,500	October 2014 Call @ 110.00	675

	MannKind Corp.
2,000	November 2014 Call @ 9.00	100

	McDonald's Corp.
1,700	October 2014 Call @ 95.00	2,261

	NBT Bancorp, Inc.
1,500	November 2014 Call @ 25.00	225

	Paychex, Inc.
800	November 2014 Call @ 44.00	800

	Paychex, Inc.
3,000	October 2014 Call @ 45.00	750

	PetroChina Co., Ltd.
500	October 2014 Call @ 150.00	50

	Philip Morris International, Inc.
2,000	October 2014 Call @ 86.00	160

	Potbelly Corp.
800	October 2014 Call @ 12.50	120

	Sanderson Farms, Inc.
1,800	October 2014 Call @ 90.00	0

	Scotts Miracle-Gro Co.
500	December 2014 Call @ 58.00	450

	SPDR Dow Jones Industrial Average
1,000	October 2014 Call @ 172.00	180

	Sprouts Famers Market, Inc.
4,000	October 2014 Call @ 30.00	1,600

	Suncor Energy, Inc.
800	October 2014 Call @ 39.00	56

	Synchrony Financial
2,000	October 2014 Call @ 25.00	700

	Synta Pharmaceuticals Corp.
1,000	November 2014 Call @ 4.50	250

	TC Pipelines L.P.
1,000	November 2014 Call @ 60.00	9,100

	Travelers Companies, Inc.
1,700	October 2014 Call @ 95.00	935

	Valley National Bancorp
2,000	December 2014 Call @ 10.00	600

	Walgreen Co.
2,700	October 2014 Call @ 61.50	1,674

	Total (Premiums Paid $47,354)	$ 35,704

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At September 30, 2014, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,404,513 amounted to $140,813, which consisted of aggregate gross unrealized appreciation of $52,118 and aggregate gross unrealized depreciation of $192,931.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,643,984	$0	$0	$2,643,984
Exchange Traded Funds	396,430	0	0	396,430
Limited Partnerships	67,710	0	0	67,710
Options Purchased	31,511	0	0	31,511
Cash Equivalents	112,425	0	0	112,425
Total	$ 3,252,060	$0	$0	$3,252,060

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 35,704	$0	$0	$35,704
Total	$ 35,704	$0	$0	$35,704

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date November 24, 2014

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date November 24, 2014